Marketable Securities	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Company invests in marketable debt securities, which were classified at fair value through profit or loss and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2020	2019

Fair value through profit or loss (1)	$1,238	$1,112
Available-for-sale- Corporate bonds	-	5,488

	$1,238	$6,600

(1)	The Company recognized trading gains in the amount of $ 126 during the year ended December 31, 2020.

The following is the change in the other comprehensive income of available-for-sale securities

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2019	$(94)
Unrealized losses from available-for-sale securities	95
Other comprehensive loss from available-for-sale securities as of December 31, 2019	$1
Unrealized gain from available-for-sale securities	(1)
Other comprehensive income from available-for-sale securities as of December 31, 2020	$-